Hedge accounting (Detail 2) - Interest rate swaps contract $ in Billions	Dec. 31, 2018 USD ($)
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	$ 64
Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	4
Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	43
Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	17
UBS AG
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	64
UBS AG | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	4
UBS AG | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	43
UBS AG | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Interest rate swaps	$ 17